COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Commitments
Operating leases
Future annual payments under the Company's operating leases for various premises, services and equipment, net of sublease receipts, are approximately as follows:

year ended December 31	Minimum Lease Payments	Amounts Recoverable under Subleases	Net Payments
(millions of Canadian $)

2019	81	7	74
2020	78	7	71
2021	76	4	72
2022	69	3	66
2023	67	3	64
2024 and thereafter	390	8	382
	761	32	729

The operating lease agreements for premises, services and equipment expire at various dates through 2052, with an option to renew certain lease agreements for periods of one year to 25 years. Net rental expense on operating leases in 2018 was $84 million (2017 – $93 million; 2016 – $145 million).
Other commitments
TransCanada and its affiliates have long-term natural gas transportation and natural gas purchase arrangements as well as other purchase obligations, all of which are transacted at market prices and in the normal course of business.
Capital expenditure commitments include obligations related to the construction of growth projects and are based on the projects proceeding as planned. Changes to these projects, including cancellation, would reduce or possibly eliminate these commitments as a result of cost mitigation efforts. At December 31, 2018, TransCanada had the following capital expenditure commitments:

•	approximately $4.6 billion for its Canadian natural gas pipelines, primarily related to construction costs associated with the construction of the Coastal GasLink and NGTL System pipeline projects

•	approximately $0.1 billion for its U.S. natural gas pipelines, primarily related to construction costs associated with Columbia Gas and Columbia Gulf growth projects

•	approximately $0.3 billion for its Mexico natural gas pipelines, primarily related to construction of the Sur de Texas, Villa de Reyes and Tula pipeline projects

•	approximately $0.4 billion for its Liquids pipelines, primarily related to the development of Keystone XL and construction of White Spruce

•	approximately $0.7 billion for its Energy business, primarily related to its proportionate share of commitments for Bruce Power's life extension program

•	approximately $0.1 billion for its Corporate segment related to various information technology services agreements.
Contingencies
TransCanada is subject to laws and regulations governing environmental quality and pollution control. As at December 31, 2018, the Company had accrued approximately $40 million (2017 – $34 million) related to operating facilities, which represents the present value of the estimated future amount it expects to spend to remediate the sites. However, additional liabilities may be incurred as assessments take place and remediation efforts continue.
TransCanada and its subsidiaries are subject to various legal proceedings, arbitrations and actions arising in the normal course of business. The amounts involved in such proceedings are not reasonably estimable as the final outcome of such legal proceedings cannot be predicted with certainty. It is the opinion of management that the ultimate resolution of such proceedings and actions will not have a material impact on the Company's consolidated financial position or results of operations.
Guarantees
TransCanada and its partner on the Sur de Texas pipeline, IEnova, have jointly guaranteed the financial performance of this entity. Such agreements include a guarantee and a letter of credit which are primarily related to construction services and the delivery of natural gas.
TransCanada and its joint venture partner on Bruce Power, BPC Generation Infrastructure Trust, have each severally guaranteed certain contingent financial obligations of Bruce Power related to a lease agreement and contractor and supplier services.
The Company and its partners in certain other jointly owned entities have either (i) jointly and severally, (ii) jointly or (iii) severally guaranteed the financial performance of these entities. Such agreements include guarantees and letters of credit which are primarily related to delivery of natural gas, construction services and the payment of liabilities. For certain of these entities, any payments made by TransCanada under these guarantees in excess of its ownership interest are to be reimbursed by its partners.
The carrying value of these guarantees has been recorded in Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees is as follows:

		2018		2017
at December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Sur de Texas	ranging to 2020	183	1	315	2
Bruce Power	ranging to 2021	88	—	88	1
Other jointly owned entities	ranging to 2059	104	11	104	13
		375	12	507	16

1	TransCanada's share of the potential estimated current or contingent exposure.